UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie M. Phelps
Title:     Chief Financial Officer
Phone:     319-355-8647

Signature, Place, and Date of Signing:

     /s/ Stephanie M. Phelps     Cedar Rapids, IA     October 25, 2010


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $1,230,130 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


No.  13F File Number		   Name

01	 028-00136		 Transamerica Corporation


						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF September 30, 2010


COLUMN 1	          COLUMN 2     	    COLUMN 3   COLUMN 4 COLUMN 5 COLUMN 6   COLUMN 7            COLUMN 8

							VALUE    SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
NAME OF ISSUER	   	 TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT    PRN CALL DISCRTN  MGRS    SOLE    SHARED     NONE

CALPINE CORP                COM             131347304      1685   135305    SH        DEFINED 01      135305   N/A
CIT GROUP INC               COM             125581801     41112  1007145    SH        DEFINED 01     1007145   N/A
DELTA AIRLINES INC DEL      COM             247361702      1714   147233    SH        DEFINED 01      147233   N/A
ENERGYSOLUTIONS INC         COM             292756202      3018   600000    SH        DEFINED 01      600000   N/A
LOUISIANA PAC CORP          COM             546347105      3028   400000    SH        DEFINED 01      400000   N/A
NEWTEK BUSINESS SVCS INC    COM             652526104        30    22000    SH        DEFINED 01       22000   N/A
PRIMUS GUARANTY LTD         SHS             G72457107     25724  5641174    SH        DEFINED 01     5641174   N/A
RADIAN GROUP INC            COM             750236101       291    37270    SH        DEFINED 01       37270   N/A
SMURFIT-STONE CONTAINER CORPCOM             83272A104     26957  1467441    SH        DEFINED 01     1467441   N/A
SPDR S&P 500 ETF TR         UNIT SER 1 S&P  78432F103    126629  1109610    SH        DEFINED 01     1109610   N/A
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      3760   793201    SH        DEFINED 01      793201   N/A
UNISYS CORP                 COM             909214306      7440   266684    SH        DEFINED 01      266684   N/A
VANGUARD INTL EQUITY IND FD EMR MKT ETF     922042858     49907  1097818    SH        DEFINED 01     1097818   N/A
VANGUARD INTL EQUITY IND FD EURPEAN ETF     922042874     50474  1036007    SH        DEFINED 01     1036007   N/A
VANGUARD INTL EQUITY IND FD PACIFIC ETF     922042866     27211   505317    SH        DEFINED 01      505317   N/A
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     50877  1473850    SH        DEFINED 01     1473850   N/A
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835     98628  1794055    SH        DEFINED 01     1794055   N/A
VANGUARD INDEX FDS          VALUE ETF       922908744     14440   166513    SH        DEFINED 01      166513   N/A
VANGUARD INDEX FDS          STK MRK ETF     922908769     61179  1174705    SH        DEFINED 01     1174705   N/A
VANGUARD INDEX FDS          GROWTH ETF      922908736      4416    51382    SH        DEFINED 01       51382   N/A
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819     22012   269256    SH        DEFINED 01      269256   N/A
VANGUARD INDEX FDS          LARGE CP ETF    922908637     28541   449890    SH        DEFINED 01      449890   N/A
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793    301391  3646157    SH        DEFINED 01     3646157   N/A
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827    184220  3156070    SH        DEFINED 01     3156070   N/A
VANGUARD INDEX FDS          SMALL CAP ETF   922908751     91308  1874899    SH        DEFINED 01     1874899   N/A
WESTWOOD ONE INC            COM             961815305      3969   467470    SH        DEFINED 01      467470   N/A
WINN DIXIE STORES INC       COM             974280307       170    23834    SH        DEFINED 01       23834   N/A
